Fair Value Measurements - Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($)
$ in Thousands
	Mar. 31, 2016	Mar. 31, 2015
Quoted Market Prices of Identical Assets (Level1) [Member] | Marketable Securities [Member]
Assets
Fair value of assets	$ 3,572	$ 3,458
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Fair value of liabilities		6,104
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap [Member]
Liabilities
Fair value of liabilities		655
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Liabilities
Fair value of liabilities		$ 5,449